PEOPLENET INTERNATIONAL CORPORATION
5201 Great America Parkway, Suite 239
Santa Clara, California 95054

November 17, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

In response to comments from your staff's letter dated October 21, 2005, we hereby file our attached amended annual report on form 10-KSB/A for the year ended December 31, 2004, including re-stated financial statements and re-stated accompanying notes.

We will send to you under separate cover, our responses to your above referenced letter along with a marked copy of the Form 10-KSB/A for your perusal.

Sincerely,

PeopleNet International Corporation

Benedict Van
Chief Executive Officer